BUSINESS SEGMENTS - Capital expenditures (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Capital expenditures
Acquisition of aircraft and engines held for lease	$ 5,127,892	$ 36,478,888	$ 7,589,143
Purchase of property and equipment	2,137,219	1,648,618	1,235,182
Operating segments
Capital expenditures
Acquisition of aircraft and engines held for lease	5,128,000	36,479,000	7,623,000
Purchase of property and equipment	1,965,000	1,500,000	1,033,000
Capital expenditures	7,265,000	38,128,000	8,824,000
Operating segments | Corporate
Capital expenditures
Purchase of property and equipment	$ 172,000	$ 149,000	$ 168,000